Award Timing Disclosure	12 Months Ended
Sep. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant new awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. In the event we determine to grant new awards of stock options or similar equity awards in the future, the HR and Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	We do not currently grant new awards of stock options, stock appreciation rights or similar option-like equity awards.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently grant new awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information.